Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of leases certain assets under lease agreements
	Office	Laboratory
	Equipment	Equipment	Office	Total
Cost

Balance at January 1, 2020	$-	$-	$482,171	$482,171
Additions	29,395	10,455	-	39,850
Effects of currency translation	2,189	779	45,114	48,082
Balance at December 31, 2020	$31,584	$11,234	$527,285	$570,103
Additions	20,233	12,121	-	32,354
Effects of currency translation	(3,063)	(1,279)	(38,142)	(42,484)
Balance at December 31, 2021	$48,754	$22,076	$489,143	$559,973

Accumulated depreciation:
Balance at January 1, 2020	$-	$-	$49,034	$49,034
Depreciation	3,707	2,178	49,906	55,791
Effects of currency translation	276	162	8,305	8,743
Balance at December 31, 2020	$3,983	$2,340	$107,245	$113,568
Depreciation	6,135	5,487	51,734	63,356
Effects of currency translation	(524)	(380)	(9,749)	(10,653)
Balance at December 31, 2021	$9,594	$7,447	$149,230	$166,271

Schedule of future lease payments
Total
Balance as at January 1, 2020	$451,742
Additions	39,850
Interest expenses	47,173
Lease payments	(86,051)
Effects of currency translation	42,337
As at December 31, 2020	$495,051
Additions	32,955
Interest expenses	47,102
Lease payments	(97,429)
Effects of currency translation	(34,837)
As at December 31, 2021	$442,842

Schedule of lease liabilities
Lease liabilities	December 31, 2021	December 31, 2020
Current portion	$55,076	$47,611
Long-term portion	387,766	447,440
Total lease liabilities	$442,842	$495,051

Schedule of committed to minimum lease payments
Maturity analysis	December 31, 2021
Less than one year	$95,663
One to two years	95,663
Two to three years	93,022
Three to four years	86,849
Four to five years	84,892
More than five years	144,204
Total undiscounted lease liabilities	$600,293
Amount representing implicit interest	(157,451)
Lease obligations	$442,842